Related Party Transactions (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)
Related Party Transactions [Line Items]
Sale of stock	$ 71,976,696	$ 65,230,521		$ 58,926,675
Accounts payable	3,434,031	919,492
Advance from customer	3,408,717	4,401,440
Annual rent amounted	26,235
Income from rent	19,550
Net borrowings		140,578	¥ 1,000,000
Taizhou Huadi Material Technology Co. [Member]
Related Party Transactions [Line Items]
Net borrowed	6,858,500
Sale of steel materials		122,666
Advance from customer	385,605	395,498
Taizhou Huadi Industrial Ltd. [Member]
Related Party Transactions [Line Items]
Accounts payable	3,692,394	2,439,105
Sale of steel materials	520
Outstanding advance balance						$ 5,550,504
Jueqin Wang [Member]
Related Party Transactions [Line Items]
Repaid the borrowed amount		274,123
Huizhi Wang [Member]
Related Party Transactions [Line Items]
Net borrowings				$ 1,844,111	¥ 12,000,000
Annual interest rate				8.00%	8.00%
Juelin Wang [Member]
Related Party Transactions [Line Items]
Net borrowings				$ 998,894	¥ 6,500,000
Annual interest rate				8.00%	8.00%
Bing Zhang [Member]
Related Party Transactions [Line Items]
Net borrowings				$ 1,844,111	¥ 12,000,000
Annual interest rate				8.00%	8.00%
Taizhou Huadi Industrial Ltd. [Member]
Related Party Transactions [Line Items]
Raw materials purchased from related party	679,210	4,649,636		$ 6,376,512
Sale of stock	239,640	1,990,329
Accounts payable	3,692,394	$ 2,439,105
Huadi [Member]
Related Party Transactions [Line Items]
Advance from customer	385,605
Wenzhou Maituo International Trade Ltd. [Member]
Related Party Transactions [Line Items]
Advance from customer	623,629
Huashang [Member]
Related Party Transactions [Line Items]
Advances	$ 6,462
Di Wang [Member]
Related Party Transactions [Line Items]
Repaid the borrowed amount | ¥			¥ 2,000,000